Consolidated statement of changes in equity (Parenthetical)		6 Months Ended					12 Months Ended
		Jun. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)		Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 SGD ($)
Reduction of issued capital	[1]	$ 2,350,000,000		$ 1,543,000,000		$ 723,000,000
Total equity		191,651,000,000	[2]	185,197,000,000	[2]	186,105,000,000	$ 185,197,000,000	[2]
Transfer between merger reserve and retained earnings		(228,000,000)		0	[3]	(177,000,000)
HSBC Holdings Employee Benefit Trust
Expense from share-based payment transactions		749,000,000				435,000,000
Total movements
Total equity				$ 10,831,000,000		10,585,000,000	10,831,000,000
HSBC Holdings
Reduction of issued capital		2,350,000,000
HSBC Holdings | Perpetual subordinated contingent convertible capital securities 5.250%
Reduction of issued capital							$ 1,500,000,000
Other equity instruments interest rate				5.25%			5.25%
HSBC Holdings | Perpetual subordinated contingent convertible capital securities 5.875%
Reduction of issued capital									$ 1,000,000,000
Other equity instruments interest rate				5.875%			5.875%
Contingent convertible securities | HSBC Holdings
Notional amount		2,000,000,000
Payments for debt issue costs		4,000,000
Retained earnings
Reduction of issued capital	[1]			$ (402,000,000)
Total equity		149,903,000,000		142,409,000,000		140,860,000,000	$ 142,409,000,000
Transfer between merger reserve and retained earnings		$ (228,000,000)		$ 2,499,000,000	[3]	$ (177,000,000)	$ 2,499,000,000

[1]	During 2023, HSBC Holdings redeemed $2,350m contingent convertible securities. In 2022, HSBC Holdings redeemed €1,500m 5.250% and SGD1,000m 5.875% contingent convertible securities.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2022, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m.